Income tax and deferred taxes - Tax Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred taxes related to benefits for tax losses	$ 131,622	$ 129,123
Chile
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred taxes related to benefits for tax losses	35,323	44,525
Foreign
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred taxes related to benefits for tax losses	$ 96,299	$ 84,598